Pepper Hamilton LLP
Hamilton Square
600 Fourteenth Street, N.W.
Washington, D.C. 20005-2004
202.220.1200
Fax 202.220.1665

Robert B. Murphy
direct dial: 202.220.1454
murphyr@pepperlaw.com

January 26, 2007

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Chief Consolidated Mining Company (CIK: 0000019913): Preliminary Proxy Materials

Ladies and Gentlemen:

Enclosed for filing on behalf of Chief Consolidated Mining Company are preliminary proxy materials relating to a special meeting of stockholders to be held in March 2007. Chief has had no operations since early 2002. These proxy materials are part of a plan for Chief to become current in its periodic reports and to reinitiate its business operations. The definitive proxy materials will include the Chief Annual Report on Form 10-KSB for the year ended December 31, 2005, as well as its Quarterly Report on Form 10-QSB for the nine months ended September 30, 2006.

Please feel free to contact Lauren Dougherty at (202) 220-1209 or the undersigned at (202) 220-1454 with respect to the filing. Thank you very much.

Sincerely,

Robert B. Murphy